Notes Receivable and Other Long-term Receivables (Narrative) (Detail) $ / shares in Units, shares in Millions															1 Months Ended		3 Months Ended								9 Months Ended		12 Months Ended			58 Months Ended
	Jan. 07, 2018 USD ($)	Sep. 21, 2017 USD ($)	Feb. 14, 2017 USD ($)	Feb. 09, 2017 USD ($)	Feb. 06, 2017 USD ($)	Dec. 30, 2016 USD ($)	Sep. 13, 2016 $ / shares	Jul. 16, 2016 $ / shares	Sep. 22, 2015 USD ($)	Jun. 26, 2015 USD ($) $ / shares shares	Nov. 10, 2014 USD ($)	Nov. 05, 2013 USD ($)	Oct. 03, 2013 USD ($)	Aug. 15, 2013 USD ($)	Feb. 28, 2013	Jan. 31, 2013 USD ($)	Dec. 31, 2019 USD ($) shares	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 30, 2018	Feb. 28, 2018 $ / shares	Sep. 30, 2017 USD ($)	Nov. 14, 2016 USD ($)	Sep. 29, 2016 $ / shares	Sep. 12, 2016 USD ($)	Jul. 15, 2016 USD ($)	Dec. 15, 2015 USD ($) shares	Oct. 07, 2015 $ / shares	Sep. 29, 2015 USD ($)	May 12, 2015 USD ($)	Nov. 09, 2014	Apr. 01, 2014 USD ($)	Nov. 06, 2013 USD ($)	Jun. 28, 2013 USD ($)	Mar. 05, 2013 USD ($)	Nov. 02, 2012 USD ($)	Jan. 27, 2012 USD ($)
Accounts Notes And Loans Receivable [Line Items]
Acquisition premium		1.00%
Gain Contingency, Unrecorded Amount																	$ 55,800,000										$ 55,800,000
Repayment of notes receivable																											0	$ 0	$ 8,190,000
Accounts Receivable, after Allowance for Credit Loss, Noncurrent																																$ 1,400,000
Investment Owned, Balance, Shares | shares																																					1.7
Investment Owned, at Fair Value																	82,267,000				$ 0						82,267,000	0									$ 6,600,000
Maximum amount of additional funds, upon attainment of milestones	$ 2,000,000
Proceeds from Sale of Intangible Assets																											5,000,000	0	0
Commitments and Contingencies																																								$ 8,500,000
Warrants and Rights Outstanding																	14,152,000				62,000						14,152,000	62,000
License and other																	$ (29,846,000)	$ 44,165,000	$ (22,526,000)	$ 38,913,000	7,146,000	$ 7,942,000	$ 7,855,000	$ 9,085,000			$ 30,706,000	32,028,000	91,299,000
Equity investment, shares held (shares) | shares																	4.4										4.4
Asset Impairment Charges																											$ 10,768,000	8,200,000	0
Wellstat Diagnostics [Member]
Accounts Notes And Loans Receivable [Line Items]
Financing receivable, gross																										$ 53,900,000
Interest rate of note receivable (in Percent)														5.00%
Financing Receivable, after Allowance for Credit Loss																	$ 50,200,000										$ 50,200,000
Avinger [Member]
Accounts Notes And Loans Receivable [Line Items]
Repayment of notes receivable									$ 21,400,000
LENSAR [Member]
Accounts Notes And Loans Receivable [Line Items]
Financing receivable, gross													$ 40,000,000																								42,000,000
Interest rate of note receivable (in Percent)													15.50%																											18.50%
Amount company has agreed to advance under agreement													$ 60,000,000
DirectFlow [Member]
Accounts Notes And Loans Receivable [Line Items]
Financing receivable, gross																																	$ 1,000,000		$ 1,500,000	$ 1,500,000							$ 35,000,000
Warrant exercise price | $ / shares							$ 0.01	$ 0.01
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down						$ 51,100,000
Interest rate of note receivable (in Percent)																																									13.50%		15.50%
Amount company has agreed to advance under agreement											$ 15,000,000	$ 50,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																		$ 0.01
Proceeds from Sale of Other Assets			$ 700,000	$ 500,000	$ 7,000,000
Hyperion [Member]
Accounts Notes And Loans Receivable [Line Items]
Financing receivable, gross																																															$ 2,300,000
First minimum payment																																													$ 1,200,000
Number of payments to be received																																															2
Periodic contractual payments																																													$ 1,200,000
kaleo Note Receivable [Member]
Accounts Notes And Loans Receivable [Line Items]
Financing receivable, gross																																										$ 150,000,000
Repayment of notes receivable		$ 141,700,000
Alphaeon [Member]
Accounts Notes And Loans Receivable [Line Items]
Investment Owned, Balance, Shares | shares																	1.7										1.7
Investment Owned, at Fair Value																	$ 6,600,000				6,600,000						$ 6,600,000	6,600,000
CareView [Member]
Accounts Notes And Loans Receivable [Line Items]
Interest rate of note receivable (in Percent)										13.50%									15.50%
Amount company has agreed to advance under agreement										$ 40,000,000
Tranche 1 of note receivable										20,000,000
Tranche 2 of note receivable										$ 20,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares										4.4
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.45																					$ 0.03							$ 0.40
Warrants and Rights Outstanding																	100,000.00										100,000.00
Credit Agreement [Member] | Wellstat Diagnostics [Member]
Accounts Notes And Loans Receivable [Line Items]
Financing receivable, gross																																														$ 40,000,000
Credit agreement, stated interest rate (in Percent)																																														5.00%
Proceeds received under remedies available for borrower's breach of terms credit agreement																$ 8,100,000
Amount company has agreed to advance under agreement																										$ 8,700,000
Financing Receivable, Troubled Debt Restructuring, Postmodification														$ 44,100,000
Forbearance number of days under terms of credit agreement (in Duration)															120 days
Credit Agreement [Member] | LENSAR [Member]
Accounts Notes And Loans Receivable [Line Items]
Amount company has agreed to advance under agreement					$ 2,800,000
Initial Loan [Member] | Wellstat Diagnostics [Member]
Accounts Notes And Loans Receivable [Line Items]
Financing Receivable, Troubled Debt Restructuring, Premodification														33,700,000
Additional Loan [Member]
Accounts Notes And Loans Receivable [Line Items]
Commitments and Contingencies																																							$ 800,000	$ 500,000
Additional Loan [Member] | Wellstat Diagnostics [Member]
Accounts Notes And Loans Receivable [Line Items]
Financing receivable, gross																																												$ 1,300,000
Additional Loan [Member] | LENSAR [Member]
Accounts Notes And Loans Receivable [Line Items]
Amount company has agreed to advance under agreement													$ 20,000,000
Royalty Agreement [Member] | Avinger [Member]
Accounts Notes And Loans Receivable [Line Items]
Reduction in royalty rate (in percent)																														50.00%
Term loan and interest [Member] | Wellstat Diagnostics [Member]
Accounts Notes And Loans Receivable [Line Items]
Financing Receivable, Troubled Debt Restructuring, Premodification														1,300,000
Forbearance principal and interest [Member] | Wellstat Diagnostics [Member]
Accounts Notes And Loans Receivable [Line Items]
Financing Receivable, Troubled Debt Restructuring, Premodification														$ 9,100,000
Tranche three [Member] | DirectFlow [Member]
Accounts Notes And Loans Receivable [Line Items]
Financing receivable, gross																																					$ 5,000,000
License and other [Member]
Accounts Notes And Loans Receivable [Line Items]
License and other																											(45,000)	533,000	$ 19,451,000
DirectFlow [Member]
Accounts Notes And Loans Receivable [Line Items]
Proceeds from Sale of Intangible Assets																									$ 5,000,000		5,000,000
DirectFlow [Member] | License and other [Member]
Accounts Notes And Loans Receivable [Line Items]
License and other	$ 500,000
Fair Value Level 2 [Member]
Accounts Notes And Loans Receivable [Line Items]
Warrants and Rights Outstanding																	$ 14,152,000				$ 62,000						$ 14,152,000	$ 62,000